Common Shares	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Common Shares
On March 20, 2013, the Company issued 1,500 common shares in connection with its formation.
Between July 1, 2013 and July 16, 2013, the Company issued and sold 31,250,000 common shares, par value $0.01 per share, for net proceeds of $242,800.
On September 24, 2013, the Company issued and sold an additional 33,400,000 common shares for net proceeds of $290,490, as denominated in Norwegian kroner (NOK) as of that date, in Norwegian private placement transactions exempt from registration under the Securities Act. As of September 24, 2013, the Company recorded a receivable from shareholders of $289,956, denominated in NOK, which was not paid until October 2013 when the Company received $288,822 in full settlement of that receivable. The $1,134 difference between the amount initially recorded as a shareholder receivable and the amount subsequently collected was attributable to a change in exchange rate and recorded as foreign exchange loss on the Company’s consolidated statement of operations.
In November 2013, the Company received $291,000 of proceeds from the sale of 32,590,411 common shares that had been consummated in October 2013 in a Norwegian private transaction exempt from registration under the Securities Act.
On December 17, 2013, the Company received $284,018 of proceeds from the sale of 31,300,000 common shares in its initial public offering.

In January 2014, the underwriters in the Company’s initial public offering, which closed on December 17, 2013, exercised in full their option to purchase an additional 4,695,000 common shares at the public offering price of $9.75 per share. The sale of these common shares resulted in net proceeds to the Company of approximately $42,360, after deducting underwriters’ discounts and commissions.

During the third quarter of 2014, the Company issued a total of 52,394 shares to Scorpio Services Holding Limited, or SSH, pursuant to the Administrative Services Agreement relating to two Kamsarmax Vessels delivered under our Newbuilding program (See Note 15). The aggregate value of these shares was $500.

On November 20, 2014 the Company issued 40,000,000 Common shares through a Securities Purchase Agreement with certain institutional investors for the private placement of shares of its common stock, par value $0.01 per share for $150,000. Of this share issuance, SSH acquired 4,000,000 shares for $15,000.
As of December 31, 2014 we have:

•	180,299,695 common shares outstanding, the $0.01 par value of which is recorded as common stock of $1,803.

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Paid-in capital of $1,321,057 which substantially represents the excess of net proceeds from common stock issuances over the par value as well as the amount of cumulative restricted stock amortization.